Portfolio of Investments

September 30, 2022 (unaudited)

Baillie Gifford Global Stewardship Equities Fund

	Shares	Value
COMMON STOCKS — 99.0%
BRAZIL — 1.7%
MercadoLibre, Inc.*	69	$57,117
CANADA — 1.8%
Shopify, Inc., Class A *	2,260	60,884
CHINA — 7.1%
Alibaba Group Holding Ltd.*	4,832	48,220
Baidu, Inc., Class A *	1,000	14,721
JD.com, Inc., Class A	2,923	73,742
Meituan, Class B *	2,700	56,744
Tencent Holdings Ltd.	1,500	50,665
		244,092
FRANCE — 3.4%
Adevinta ASA*	4,033	24,027
Dassault Systemes SE	1,137	39,255
Sartorius Stedim Biotech	175	53,679
		116,961
GERMANY — 1.2%
adidas AG	223	25,637
Zalando SE*	702	13,712
		39,349
HONG KONG — 4.5%
AIA Group Ltd.	9,000	74,933
Hong Kong Exchanges & Clearing Ltd.	900	30,765
Prudential PLC	4,873	47,695
		153,393
INDIA — 2.0%
HDFC Life Insurance Co., Ltd.	7,346	47,646
Metropolis Healthcare Ltd.	1,054	20,019
		67,665
IRELAND — 0.5%
COSMO Pharmaceuticals NV	400	18,631
JAPAN — 13.9%
Bridgestone Corp.	1,300	42,043
DMG Mori Co., Ltd.	4,200	47,969
FANUC Corp. ADR	4,081	57,134
FANUC Corp.	200	28,083
Kubota Corp.	4,600	63,926
MISUMI Group, Inc.	2,000	43,065
Nintendo Co., Ltd. ADR	895	45,618
Rakuten Group, Inc.	5,300	22,681
SoftBank Group Corp.	1,900	64,393
Sumitomo Mitsui Trust Holdings, Inc.	2,100	59,723
		474,635
NETHERLANDS — 2.4%
IMCD NV	700	82,993
SOUTH KOREA — 1.6%
Samsung SDI Co., Ltd.	145	54,541
SWEDEN — 4.0%
Atlas Copco AB, B Shares	5,632	46,684
Beijer Ref AB	2,991	36,778
Nibe Industrier AB, B Shares	5,869	52,353
		135,815
TAIWAN — 3.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	8,000	106,043

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2022.

Portfolio of Investments

September 30, 2022 (unaudited)

Baillie Gifford Global Stewardship Equities Fund

	Shares	Value
UNITED KINGDOM — 2.4%
ITM Power PLC*	15,279	$17,604
Just Group PLC	36,025	22,368
Ocado Group PLC*	2,116	10,981
St James’s Place PLC	2,887	32,877
		83,830
UNITED STATES — 49.4%
10X Genomics, Inc., Class A *	766	21,816
ABIOMED, Inc.*	240	58,958
Affirm Holdings, Inc.*	742	13,920
Alphabet, Inc., Class A *	260	24,869
Amazon.com, Inc.*	600	67,800
Chegg, Inc.*	2,801	59,017
Codexis, Inc.*	3,275	19,846
Denali Therapeutics, Inc.*	1,622	49,779
Exact Sciences Corp.*	775	25,180
Fastenal Co.	1,163	53,545
First Republic Bank	585	76,372
Illumina, Inc.*	291	55,520
iRobot Corp.*	470	26,475
LendingTree, Inc.*	246	5,870
MarketAxess Holdings, Inc.	382	84,991
Mastercard, Inc., Class A	88	25,022
Moderna, Inc.*	210	24,832
Netflix, Inc.*	282	66,394
NVIDIA Corp.	711	86,308
Pacira BioSciences, Inc.*	1,857	98,774
Peloton Interactive, Inc., Class A *	349	2,419
Progyny, Inc.*	1,245	46,140
Redfin Corp.*	1,717	10,027
Spotify Technology SA*	302	26,063
STAAR Surgical Co.*	1,070	75,488
Starbucks Corp.	172	14,493
Tesla, Inc.*	633	167,903
Trade Desk, Inc. (The), Class A *	1,530	91,417
Twilio, Inc., Class A *	498	34,432
Upwork, Inc.*	3,579	48,746
Warby Parker, Inc., Class A *	991	13,220
Waters Corp.*	142	38,273
Watsco, Inc.	257	66,167
Wayfair, Inc., Class A *	462	15,038
Workday, Inc., Class A *	482	73,370
Zoom Video Communications, Inc., Class A *	308	22,666
		1,691,150
TOTAL INVESTMENTS — 99.0%
(cost $3,946,267)		$3,387,099
Other assets less liabilities — 1.0%		35,787
NET ASSETS — 100.0%		$3,422,886

*	Non-income producing security.

ADR	-	American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2022.

Portfolio of Investments

September 30, 2022 (unaudited)

Baillie Gifford Global Stewardship Equities Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$1,911,903	$1,475,196	$–	$3,387,099
Total	$1,911,903	$1,475,196	$–	$3,387,099

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2022.